Revenue Recognition - Disaggregated Detail of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
ASC 606 membership and service revenue	$ 1,567,003	$ 2,418,259	$ 2,700,539
ASC 842 rental and service revenue	900,780	715,019	358,154
Total membership and service revenue	2,467,783	3,133,278	3,058,693
Other revenue	102,344	282,587	399,899
Total revenue	$ 2,570,127	$ 3,415,865	$ 3,458,592